Debt and Lease Liabilities - Other notes payable (Details) $ in Thousands, $ in Millions	Mar. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Jan. 01, 2019 MXN ($)	Dec. 31, 2017 MXN ($)
Debt, lease liabilities and other notes payable outstanding
Interest Payable		$ 2,034,577	$ 1,324,307
Less: Current portion of long-term debt, excluding interest payable		2,034,577
Principal	$ 221.3	126,999,199
Principal amount of current portion of long-term debt		4,110,404
Principal amount of long-term debt, net of current portion		122,888,795
Finance Costs		(1,207,057)
Finance Cost on current portion of long-term debt		(3,972)
Finance Cost on long-term debt, net of current portion		(1,203,085)
Total debt		125,792,142	124,487,627
Less: Current portion of long-term debt		4,106,432	2,551,647
Long-term debt, net of current portion		121,685,710	121,935,980
Lease liabilities:
Total lease liabilities		9,680,559	9,292,351
Less: Current portion		1,478,382	1,277,754
Lease liabilities, net of current portion		8,202,177	8,014,597
IFRS 16
Debt, lease liabilities and other notes payable outstanding
Total debt, excluding interest payable			5,533,552
Lease liabilities:
Total lease liabilities		5,533,552	4,745,292	$ 4,745,292	$ 10,115,256
Satellite Transponders
Debt, lease liabilities and other notes payable outstanding
Total debt, excluding interest payable		3,457,524
Lease liabilities:
Total lease liabilities			3,818,559
Others
Debt, lease liabilities and other notes payable outstanding
Total debt, excluding interest payable		689,483
Lease liabilities:
Total lease liabilities			728,500
U.S. dollar
Debt, lease liabilities and other notes payable outstanding
Interest Payable		1,770,556
Principal		91,238,795
Finance Costs		(1,070,589)
Total debt, excluding interest payable		90,168,206
Total debt			89,343,063
Mexican peso
Debt, lease liabilities and other notes payable outstanding
Interest Payable		264,021
Principal		35,760,404
Finance Costs		(136,468)
Total debt, excluding interest payable		$ 35,623,936
Total debt			35,144,564
6.625% Senior Notes due 2025 | U.S. dollar
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)		6.625%
Interest Payable		$ 230,916
Principal		12,301,860
Finance Costs		(124,505)
Total debt, excluding interest payable		$ 12,177,355
Total debt			12,031,444
Effective Interest Rate		7.60%
4.625% Senior Notes due 2026 | U.S. dollar
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)		4.625%
Interest Payable		$ 142,240
Principal		6,150,930
Finance Costs		(19,457)
Total debt, excluding interest payable		$ 6,131,473
Total debt			6,098,764
Effective Interest Rate		5.03%
8.50% Senior Notes due 2032 | U.S. dollar
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)		8.50%
Interest Payable		$ 159,753
Principal		6,150,930
Finance Costs		(18,104)
Total debt, excluding interest payable		$ 6,132,826
Total debt			6,120,358
Effective Interest Rate		9.00%
6.625% Senior Notes due 2040 | U.S. dollar
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)		6.625%
Interest Payable		$ 443,721
Principal		12,301,860
Finance Costs		(114,115)
Total debt, excluding interest payable		$ 12,187,745
Total debt			12,280,831
Effective Interest Rate		7.05%
5% Senior Notes due 2045 | U.S. dollar
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)		5.00%
Interest Payable		$ 148,078
Principal		20,503,100
Finance Costs		(396,054)
Total debt, excluding interest payable		$ 20,107,046
Total debt			19,680,412
Effective Interest Rate		5.39%
5.25% Senior Notes due 2049 | U.S. dollar
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)		5.25%
Interest Payable		$ 80,731
Principal		15,377,325
Finance Costs		(283,857)
Total debt, excluding interest payable		$ 15,093,468
Total debt			14,746,315
Effective Interest Rate		5.59%
6.125% Senior Notes due 2046 | U.S. dollar
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)		6.125%
Interest Payable		$ 565,117
Principal		18,452,790
Finance Costs		(114,497)
Total debt, excluding interest payable		$ 18,338,293
Total debt			18,384,939
Effective Interest Rate		6.47%
8.79% Notes due 2027
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)						8.79%
Principal						$ 4,500,000
8.79% Notes due 2027 | Mexican peso
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)		8.79%
Interest Payable		$ 96,690
Principal		4,500,000
Finance Costs		(13,762)
Total debt, excluding interest payable		$ 4,486,238
Total debt			4,579,469
Effective Interest Rate		8.84%
8.49% Senior Notes due 2037 | Mexican peso
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)		8.49%
Interest Payable		$ 31,838
Principal		4,500,000
Finance Costs		(11,178)
Total debt, excluding interest payable		$ 4,488,822
Total debt			4,519,935
Effective Interest Rate		8.94%
7.25% Senior Notes due 2043 | Mexican peso
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)		7.25%
Interest Payable		$ 58,906
Principal		6,500,000
Finance Costs		(50,723)
Total debt, excluding interest payable		$ 6,449,277
Total debt			6,512,360
Effective Interest Rate		7.92%
Bank loans | Mexican peso
Debt, lease liabilities and other notes payable outstanding
Interest Payable		$ 57,370
Principal		16,000,000
Finance Costs		(60,517)
Total debt, excluding interest payable		$ 15,939,483
Total debt			15,918,322
Effective Interest Rate		6.64%
Bank loans (Sky) | Mexican peso
Debt, lease liabilities and other notes payable outstanding
Interest Payable		$ 19,217
Principal		3,650,000
Total debt, excluding interest payable		$ 3,650,000
Total debt			2,762,371
Effective Interest Rate		6.48%
Bank loans (TVI) | Mexican peso
Debt, lease liabilities and other notes payable outstanding
Principal		$ 610,404
Finance Costs		(288)
Total debt, excluding interest payable		$ 610,116
Total debt			$ 852,107
Effective Interest Rate		6.14%